MINERAL PROPERTY INTEREST AND DEFERRED DEVELOPMENT COSTS:	Dec. 29, 2022
Recast [Member]
MINERAL PROPERTY INTEREST AND DEFERRED DEVELOPMENT COSTS:

3.	MINERAL PROPERTY INTEREST AND DEFERRED DEVELOPMENT COSTS:

Helmer-Bovill Property – Latah County, Idaho

The Company previously had an undivided 100% interest in 11 State of Idaho mineral leases. The State of Idaho mineral leases are subject to a 5% production royalty on gross sales.

In March 2022, the Company amended the terms of the State of Idaho mineral leases through the Idaho Department of Lands (the “IDL”) and acquired these amended leases at an auction.  Of the 11 mineral leases that the Company held previously, 8 mineral leases were amended and acquired at auction and the Company elected to relinquish 3 of the mineral leases.  The amended leases now expire in March 2042 and, upon commercial production on one lease, other leases can be held through mine development or exploration work.

In May 2017, the Idaho Department of Lands accepted the Company’s operation and reclamation plan.  Together with a water rights permit from the Idaho Department of Water Resources, the Company was able to proceed with development and construction of the mine, subject to obtaining sufficient financing.  As a result, management made the decision to begin capitalizing all development expenditures directly related to the Helmer-Bovill Property.  In February 2019, the Company determined that the Feasibility Study should be considered non-current and accordingly, the Company has returned to the evaluation stage for accounting purposes.

A portion of the balances are included on the balance sheet as either mineral property interest and deferred development costs or as assets held-for-sale (Note 12).  At April 30, 2022 and 2021, $nil is included as mineral property interest and deferred development costs.  At April 30, 2022 and 2021, $1,892,410 is included in assets held-for-sale (Note 12).

$

Balance at April 30, 2018	1,145,906

Engineering and consulting	177,820
Metallurgy	263,056
Permitting and environmental	17,684
Interest on Promissory Notes	207,266
Other direct costs	80,678
746,504

Balance at April 30, 2019, 2020, 2021 and 2022	1,892,410